Fair Value of Financial Instruments - Summary of Long Term Debt Instruments (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount		$ 115,095	$ 34,446
Fair Value		124,221	$ 106,679
Pipe Investment Obligation [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	$ 11,131	0
Fair Value	25,075	0
Long-term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	91,264	115,095
Fair Value	$ 173,524	$ 124,221